FAM VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Banks - 4.3%
M&T Bank Corporation	179,000	$28,276,630
South State Corporation	388,110	29,224,683
		57,501,313
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	147,000	8,040,900

Capital Markets - 6.4%
Brookfield Asset Management, Inc. - Class A	1,102,500	58,531,725
T. Rowe Price Group, Inc.	239,500	27,362,875
		85,894,600
Chemicals - 2.9%
Air Products & Chemicals, Inc.	175,500	38,936,430

Containers & Packaging - 1.6%
Avery Dennison Corporation	187,000	21,237,590

Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. - Class A (a)	163	50,828,616

Electronic Equipment, Instruments & Components - 9.1%
CDW Corporation	558,200	68,792,568
FLIR Systems, Inc.	794,728	41,794,745
Zebra Technologies Corporation - Class A (a)	60,000	12,382,200
		122,969,513
Health Care Equipment & Supplies - 3.1%
Stryker Corporation	191,000	41,313,300

Health Care Providers & Services - 1.7%
Covetrus, Inc. (a)	14,042	166,959
Henry Schein, Inc. (a)	350,000	22,225,000
		22,391,959
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. - Class A	113,800	14,153,306
Yum! Brands, Inc.	132,600	15,040,818
		29,194,124

FAM VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Household Durables - 2.2%
Mohawk Industries, Inc. (a)	241,100	$29,913,277

Insurance - 11.6%
Brown & Brown, Inc.	1,919,392	69,213,275
Markel Corporation (a)	60,850	71,918,615
White Mountains Insurance Group Ltd.	13,233	14,291,640
		155,423,530
IT Services - 1.8%
Black Knight, Inc. (a)	406,711	24,833,774

Life Sciences Tools & Services - 2.9%
Waters Corporation (a)	171,702	38,329,038

Machinery - 16.0%
Donaldson Company, Inc.	755,400	39,341,232
Graco, Inc.	716,650	32,994,566
IDEX Corporation	476,750	78,129,790
Illinois Tool Works, Inc.	289,950	45,374,276
Snap-on, Inc.	127,000	19,880,580
		215,720,444
Multi-Line Retail - 2.3%
Dollar General Corporation	196,300	31,199,922

Oil, Gas & Consumable Fuels - 2.3%
EOG Resources, Inc.	423,000	31,395,060

Road & Rail - 1.7%
Landstar System, Inc.	204,221	22,991,200

Semiconductors & Semiconductor Equipment - 1.4%
Microchip Technology, Inc.	203,000	18,860,730

Specialty Retail - 12.8%
AutoZone, Inc. (a)	26,700	28,959,354
CarMax, Inc. (a)	615,000	54,120,000

FAM VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Specialty Retail - 12.8% (Continued)
Ross Stores, Inc.	810,688	$89,054,077
		172,133,431
Trading Companies & Distributors - 1.6%
Fastenal Company	670,000	21,888,900

Total Common Stocks (Cost $450,262,302)		$1,240,997,651

MONEY MARKET FUNDS - 7.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.79% (b) (Cost $102,557,763)	102,557,763	$102,557,763

Total Investments at Value - 99.9% (Cost $552,820,065)		$1,343,555,414

Other Assets in Excess of Liabilities - 0.1%		1,112,208

Net Assets - 100.0%		$1,344,667,622

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

FAM DIVIDEND FOCUS FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 90.8%	Shares	Value
Banks - 4.3%
First Hawaiian, Inc.	118,000	$3,150,600
M&T Bank Corporation	47,000	7,424,590
South State Corporation	88,000	6,626,400
		17,201,590
Capital Markets - 1.4%
T. Rowe Price Group, Inc.	48,000	5,484,000

Chemicals - 4.8%
Air Products & Chemicals, Inc.	87,000	19,301,820

Commercial Services & Supplies - 2.5%
US Ecology, Inc.	152,647	9,760,249

Containers & Packaging - 3.7%
Avery Dennison Corporation	130,000	14,764,100

Electronic Equipment, Instruments & Components - 8.0%
CDW Corporation	217,000	26,743,080
National Instruments Corporation	122,000	5,122,780
		31,865,860
Equity Real Estate Investment Trusts (REITs) - 3.2%
Digital Realty Trust, Inc.	99,000	12,851,190

Food Products - 1.0%
McCormick & Company, Inc.	26,000	4,063,800

Health Care Equipment & Supplies - 4.8%
Stryker Corporation	88,500	19,142,550

Hotels, Restaurants & Leisure - 2.8%
Marriott International, Inc. - Class A	89,000	11,068,930

Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	10,000	3,566,000

FAM DIVIDEND FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Value
Insurance - 7.2%
Arthur J. Gallagher & Company	209,920	$18,802,534
Hanover Insurance Group, Inc. (The)	73,000	9,894,420
		28,696,954
IT Services - 7.5%
Broadridge Financial Solutions, Inc.	136,500	16,984,695
Genpact Ltd.	327,000	12,671,250
		29,655,945
Machinery - 9.3%
IDEX Corporation	72,984	11,960,618
Ingersoll-Rand plc	155,000	19,097,550
Snap-on, Inc.	38,700	6,058,098
		37,116,266
Oil, Gas & Consumable Fuels - 2.4%
EOG Resources, Inc.	127,000	9,425,940

Professional Services - 1.5%
Robert Half International, Inc.	110,000	6,122,600

Semiconductors & Semiconductor Equipment - 11.1%
Entegris, Inc.	284,000	13,365,040
Microchip Technology, Inc.	212,000	19,696,920
Xilinx, Inc.	115,414	11,068,203
		44,130,163
Specialty Retail - 7.9%
Monro, Inc.	146,000	11,535,460
Ross Stores, Inc.	179,686	19,738,507
		31,273,967
Trading Companies & Distributors - 4.4%
Fastenal Company	349,000	11,401,830
Watsco, Inc.	37,000	6,259,660
		17,661,490

FAM DIVIDEND FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.8% (Continued)	Shares	Value
Water Utilities - 2.1%
Aqua America, Inc.	190,750	$8,551,323

Total Common Stocks (Cost $219,007,324)		$361,704,737

MONEY MARKET FUNDS - 9.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.79% (a) (Cost $35,769,589)	35,769,589	$35,769,589

Total Investments at Value - 99.8% (Cost $254,776,913)		$397,474,326

Other Assets in Excess of Liabilities - 0.2%		614,916

Net Assets - 100.0%		$398,089,242

(a)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Banks - 11.5%
CenterState Banks Corporation	333,960	$8,010,031
Pinnacle Financial Partners, Inc.	132,000	7,491,000
South State Corporation	79,500	5,986,350
		21,487,381
Capital Markets - 1.2%
Diamond Hill Investment Group, Inc.	15,777	2,179,277

Commercial Services & Supplies - 2.5%
Healthcare Services Group, Inc.	195,000	4,736,550

Diversified Consumer Services - 10.9%
Carriage Services, Inc.	330,000	6,745,200
Frontdoor, Inc. (a)	278,000	13,502,460
		20,247,660
Electrical Equipment - 3.1%
Thermon Group Holdings, Inc. (a)	251,000	5,767,980

Electronic Equipment, Instruments & Components - 3.1%
PC Connection, Inc.	147,655	5,743,779

Food Products - 5.5%
Hostess Brands, Inc. (a)	733,000	10,251,005

Health Care Equipment & Supplies - 6.4%
AngioDynamics, Inc. (a)	292,000	5,378,640
Natus Medical, Inc. (a)	205,000	6,527,200
		11,905,840
Hotels, Restaurants & Leisure - 4.6%
Choice Hotels International, Inc.	97,000	8,629,120

Insurance - 3.6%
Hallmark Financial Services, Inc. (a)	354,032	6,772,632

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
IT Services - 4.9%
ExlService Holdings, Inc. (a)	136,000	$9,106,560

Machinery - 3.2%
Franklin Electric Company, Inc.	123,000	5,880,630

Media - 2.4%
Boston Omaha Corporation - Class A (a)	222,100	4,404,243

Oil, Gas & Consumable Fuels - 2.1%
Matador Resources Company (a)	235,000	3,884,550

Professional Services - 5.1%
CBIZ, Inc. (a)	406,635	9,555,923

Real Estate Management & Development - 8.0%
Colliers International Group, Inc.	114,000	8,555,700
FRP Holdings, Inc. (a)	132,100	6,343,442
		14,899,142
Road & Rail - 2.7%
Landstar System, Inc.	43,959	4,948,904

Semiconductors & Semiconductor Equipment - 3.5%
Entegris, Inc.	140,000	6,588,400

Specialty Retail - 11.8%
Floor & Decor Holdings, Inc. - Class A (a)	123,000	6,291,450
Monro, Inc.	100,000	7,901,000
Penske Automotive Group, Inc.	163,000	7,706,640
		21,899,090

Total Common Stocks (Cost $142,353,322)		$178,888,666

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS – 4.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.79% (b) (Cost $7,339,134)	7,339,134	$7,339,134

Total Investments at Value - 100.1% (Cost $149,692,456)		$186,227,800

Liabilities in Excess of Other Assets - (0.1%)		(152,492)

Net Assets - 100.0%		$186,075,308

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

1. Organization

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Each Fund is authorized to issue two classes of shares; Investor Shares and Institutional Shares. The Investor Shares and Institutional Shares represent interests in the same portfolio of investments in each Fund, however, each class of shares is subject to different expenses and have different investment minimums. Each share class has exclusive voting rights with respect to matters that affect just that class of shares. The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Dividend Focus Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing equity securities. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

2. Significant Accounting Policies

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities may be carried at amortized cost, which approximates fair value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees of Fenimore Asset Management Trust. Investments in other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2019:

FAM Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,240,997,651	$-	$-	$1,240,997,651
Money Market Funds	102,557,763	-	-	102,557,763
Total	$1,343,555,414	$-	$-	$1,343,555,414

FAM Dividend Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$361,704,737	$-	$-	$361,704,737
Money Market Funds	35,769,589	-	-	35,769,589
Total	$397,474,326	$-	$-	$397,474,326

FAM Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$178,888,666	$-	$-	$178,888,666
Money Market Funds	7,339,134	-	-	7,339,134
Total	$186,227,800	$-	$-	$186,227,800

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended September 30, 2019.

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

3. Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Federal Tax Information

The following information is computed on a tax basis for each item as of September 30, 2019:

	FAM Value Fund	FAM Dividend Focus Fund	FAM Small Cap Fund
Tax cost of portfolio investments	$555,244,102	$254,776,913	$149,692,456

Gross unrealized appreciation	$795,134,916	$144,292,844	$43,389,431
Gross unrealized depreciation	(6,823,604)	(1,595,431)	(6,854,087)

Net unrealized appreciation	$788,311,312	$142,697,413	$36,535,344

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for FAM Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.